UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9545

Seligman Time Horizon/Harvester Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:  12/31

Date of reporting period:  9/30/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Time Horizon/Harvester Series, Inc.
Schedules of Investments (unaudited)
September 30, 2007

Seligman Time Horizon 30 Fund†
	Shares	Value

Domestic Equity Funds 59.0%
Seligman Capital Fund*	196,118	$5,434,430
Seligman Communications and Information Fund*	99,991	3,879,651
Seligman Frontier Fund*ø	47,943	718,666
Seligman Growth Fund*	138,926	744,643
Seligman Large-Cap Value Fund	43,896	708,043
Seligman Smaller-Cap Value Fund*ø	163,263	3,087,303

		14,572,736

Global Equity Funds 36.1%
Seligman Emerging Markets Fund*ø	161,857	2,751,569
Seligman Global Smaller Companies Fund*ø	258,471	4,867,009
Seligman International Growth Fund*	64,502	1,296,490

		8,915,068

REIT Fund 4.9%
Seligman LaSalle Global Real Estate Fund	180,565	1,209,785

Total Investments In Underlying Funds 100.0%		24,697,589
Other Assets Less Liabilities		8,409

Net Assets 100.0%		$24,705,998

Seligman Time Horizon 20 Fund†
	Shares	Value

Domestic Equity Funds 57.2%
Seligman Capital Fund*	213,009	$5,902,479
Seligman Communications and Information Fund*	99,692	3,868,050
Seligman Frontier Fund*ø	78,361	1,174,631
Seligman Growth Fund*	665,294	3,565,976
Seligman Large-Cap Value Fund	218,030	3,516,824
Seligman Smaller-Cap Value Fund*ø	244,207	4,617,954

		22,645,914

Global Equity Funds 32.5%
Seligman Emerging Markets Fund*ø	243,201	4,134,417
Seligman Global Smaller Companies Fund*ø	355,321	6,690,694
Seligman International Growth Fund*	101,975	2,049,698

		12,874,809

REIT Fund 10.0%
Seligman LaSalle Global Real Estate Fund	591,840	3,965,328

Total Investments In Underlying Funds 99.7%		39,486,051
Other Assets Less Liabilities 0.3%		113,739

Net Assets 100.0%		$39,599,790

Seligman Time Horizon 10 Fund†
	Shares	Value

Domestic Equity Funds 54.7%
Seligman Capital Fund*	329,926	$9,142,249
Seligman Communications and Information Fund*	115,294	4,473,407
Seligman Growth Fund*	776,641	4,162,796
Seligman Large-Cap Value Fund	246,565	3,977,094
Seligman Smaller-Cap Value Fund*ø	160,371	3,032,615

		24,788,161

Fixed-Income Fund 9.7%
Seligman High-Yield Fund	1,323,194	4,379,772

Global Equity Funds 26.0%
Seligman Emerging Markets Fund*ø	147,030	2,499,510
Seligman Global Smaller Companies Fund*ø	239,061	4,501,519
Seligman International Growth Fund*	237,598	4,775,720

		11,776,749

REIT Fund 10.0%
Seligman LaSalle Global Real Estate Fund	675,347	4,524,825

Total Investments In Underlying Funds 100.4%		45,469,507
Other Assets Less Liabilities (0.4)%		(156,738)

Net Assets 100.0%		$45,312,769

Seligman Harvester Fund†
	Shares	Value

Domestic Equity Funds 45.4%
Seligman Capital Fund*	71,401	$1,978,522
Seligman Common Stock Fundø	156,843	2,153,454
Seligman Growth Fund*	446,013	2,390,630
Seligman Large-Cap Value Fund	146,168	2,357,690

		8,880,296

Fixed-Income Funds 28.9%
Seligman Core Fixed Income Fund	267,904	1,875,329
Seligman High-Yield Fund	576,899	1,909,535
Seligman U.S. Government Securities Fund	274,955	1,872,443

		5,657,307

Global Equity Fund 10.6%
Seligman International Growth Fund*	102,546	2,061,175

REIT Fund 15.1%
Seligman LaSalle Monthly Dividend Real Estate Fundø	335,040	2,958,403

Total Investments In Underlying Funds 100.0%		19,557,181
Other Assets Less Liabilities		(45)

Net Assets 100.0%		$19,557,136

__________________
†	The Fund invests in certain securities of open-end registered investment companies that are part of the same group of investment companies (the Seligman Group). As defined under the Investment Company Act of 1940, as amended, an affiliated issuer is one in which a fund owns 5% or more of the outstanding voting securities, or an issuer which is under common ownership or control. The Fund and each of the investment companies in which the Fund invests may be deemed to be affiliates of one another. A summary of each Fund’s transactions in the securities of affiliated issuers during the nine months ended September 30, 2007 is as follows:

	Purchase Cost	Sales Proceeds	Dividend Income	Value

Affiliated Issuer				9/30/07	12/31/06

Time Horizon 30 Fund
Seligman Capital Fund	$428,282	$—	$—	$5,434,430	$4,010,884
Seligman Communications and Information Fund	432,125	—	—	3,879,651	2,911,724
Seligman Frontier Fund	100,709	—	—	718,666	545,152
Seligman Growth Fund	79,090	—	—	744,643	545,140
Seligman Large-Cap Value Fund	90,135	—	—	708,043	546,868
Seligman Smaller-Cap Value Fund	494,214	—	—	3,087,303	2,419,218
Seligman Emerging Markets Fund	108,270	—	—	2,751,569	1,931,971
Seligman Global Smaller Companies Fund	622,322	962,000	—	4,867,009	4,700,380
Seligman International Growth Fund	144,421	—	—	1,296,490	945,499
Seligman LaSalle Global Real Estate Fund	1,198,037	—	139	1,209,785	—

Total	$3,697,605	$962,000	$139	$24,697,589	$18,556,836

Time Horizon 20 Fund
Seligman Capital Fund	$336,442	$1,741,102	$—	$5,902,479	$5,988,734
Seligman Communications and Information Fund	602,506	277,335	—	3,868,050	3,003,932
Seligman Frontier Fund	164,142	11,880	—	1,174,631	906,987
Seligman Growth Fund	522,637	253,500	—	3,565,976	2,715,086
Seligman Large-Cap Value Fund	496,291	30,128	—	3,516,824	2,714,875
Seligman Smaller-Cap Value Fund	813,016	96,593	—	4,617,954	3,660,729
Seligman Emerging Markets Fund††	383,784	473,617	—	4,134,417	3,102,942
Seligman Global Smaller Companies Fund††	1,182,225	180,855	—	6,690,694	5,186,745
Seligman International Growth Fund	208,519	1,708,726	—	2,049,698	3,072,896
Seligman LaSalle Global Real Estate Fund††	4,130,760	60,876	12,090	3,965,328	—

Total	$8,840,322	$4,834,612	$12,090	$39,486,051	$30,352,926

Time Horizon 10 Fund
Seligman Capital Fund	$306,340	$769,117	$—	$9,142,249	$7,818,236
Seligman Communications and Information Fund	429,351	525,569	—	4,473,407	3,913,013
Seligman Growth Fund	324,621	385,052	—	4,162,796	3,520,411
Seligman Large-Cap Value Fund	242,976	212,923	—	3,977,094	3,525,278
Seligman Smaller-Cap Value Fund	274,563	201,016	—	3,032,615	2,761,980
Seligman High-Yield Fund	1,044,244	501,980	223,326	4,379,772	3,950,344
Seligman Emerging Markets Fund	227,206	455,961	—	2,499,510	2,025,278
Seligman Global Smaller Companies Fund	297,166	147,778	—	4,501,519	3,968,254
Seligman International Growth Fund††	251,446	236,523	—	4,775,720	3,971,461
Seligman LaSalle Global Real Estate Fund††	4,657,582	163,574	920	4,524,825	—
Seligman LaSalle Monthly Dividend Real Estate Fund	690,036	4,423,067	68,679	—	3,954,149

Total	$8,745,531	$8,022,560	$292,925	$45,469,507	$39,408,404

Harvester Fund
Seligman Capital Fund	$51,730	$154,686	$—	$1,978,522	$1,685,219
Seligman Common Stock Fund	204,818	34,780	—	2,153,454	1,882,447
Seligman Growth Fund	140,683	216,001	—	2,390,630	2,053,708
Seligman Large-Cap Value Fund	156,470	98,648	—	2,357,690	2,045,540
Seligman Core Fixed Income Fund††	333,517	144,172	63,320	1,875,329	1,700,785
Seligman High-Yield Fund	301,464	58,472	99,812	1,909,535	1,715,248
Seligman U.S. Government Securities Fund††	334,896	165,143	53,786	1,872,443	1,700,252
Seligman International Growth Fund	107,394	147,615	—	2,061,175	1,749,524
Seligman LaSalle Monthly Dividend Real Estate Fund††	886,341	61,386	74,252	2,958,403	2,448,806

Total	$2,517,313	$1,080,903	$291,170	$19,557,181	$16,981,529

††	Fund’s holdings representing 5% or more of the outstanding voting securities.

*	Non-incoming producing security.

Ø	Security paid capital gain distributions in the twelve months ended September 30, 2007.

Organization:  — Seligman Time Horizon/Harvester Series, Inc. (the “Series”) consists of four separate funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund, and Seligman Harvester Fund (collectively, the “Funds”). Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”).

Security Valuation  — Underlying Funds owned by a Fund are valued at their respective net asset values. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Fund’s Manager believes it approximates fair value.

Tax Information  — At September 30, 2007, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Gross Appreciation	Gross Depreciation	Net Appreciation

Seligman Time Horizon 30 Fund	$17,497,017	$7,200,572	$—	$7,200,572
Seligman Time Horizon 20 Fund	29,478,602	10,102,977	(95,528)	10,007,449
Seligman Time Horizon 10 Fund	34,975,682	10,709,539	(215,714)	10,493,825
Seligman Harvester Fund	16,852,798	3,210,236	(505,853)	2,704,383

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 26, 2007

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.